Annual Fund Operating Expenses - Third Avenue Value Portfolio - Third Avenue Value Portfolio	Apr. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.38%	[1],[2]
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.31%	[1],[2]

[1]	The Portfolio’s investment adviser, Third Avenue Management LLC (the “Adviser” or “Third Avenue”) has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Portfolio expenses in order to limit Net Annual Portfolio Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to 1.30% of the average daily net assets of the Portfolio, subject to later reimbursement by the Portfolio in certain circumstances (the “Expense Limitation Agreement”). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from the Portfolio fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Portfolio Operating Expenses to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser’s recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture. The Expense Limitation Agreement can only be amended by agreement of the Portfolio’s investment adviser and Independent board members to lower Net Annual Portfolio Operating Expenses and will terminate automatically in the event of termination of the Investment Management Agreement by one of the parties, effective upon the effectiveness of such termination.
[2]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Portfolio’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Portfolio and does not include “Acquired Fund Fees and Expenses.”